JPMorgan Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	1.41%	3.18%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	1.63%	3.12%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	2.46%	3.83%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	0.42%	1.64%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	0.98%	1.94%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.